Financial Instruments Measured at Fair Value and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial Instruments Measured at Fair Value and Concentrations of Credit Risk
3. FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE AND CONCENTRATIONS OF CREDIT RISK
Financial Instruments Measured at Fair Value and Financial Statement Presentation
Financial instruments including cash and cash equivalents, restricted cash, accounts payable, and all other current liabilities have carrying values that approximate fair value. The Company measures Common Warrants on a quarterly basis. The accounting guidance establishes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as of the measurement date as follows:
Level 1: Fair values are based on unadjusted quoted prices in active trading markets for identical assets and liabilities.

Level 2: Fair values are based on observable quoted prices other than those in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3: Fair values are based on at least one significant unobservable input for the asset or liability.
Fair Value Measurements and Financial Statement Presentation
As of December 31, 2021, the Company had no financial instruments measured at fair value. The fair values of the Company’s financial instruments measured at fair value and their respective levels in the fair value hierarchy as of December 31, 2022, were as follows:

	December 31, 2022				December 31, 2022
	Fair Values of Assets				Fair Values of Liabilities
In Thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other items reported at fair value:
Common stock warrants	$—	$—	$—	$—	$—	$—	$291	$291
Total	$—	$—	$—	$—	$—	$—	$291	$291

The Company estimates the fair value of the Common Warrants as of the date of issuance and at the end of every fiscal period using a Black-Scholes option pricing model, which requires it to make predictive assumptions regarding future stock price volatility and dividend yield. The Company estimates the risk-free interest rate based on the United States Treasury zero-coupon
yield curve for the remaining life of the Common Warrants. The Company estimates its future stock price volatility using its historical volatility over the remaining life of the Common Warrants. The Company does not pay dividends and does not expect to pay dividends in the foreseeable future.
The estimated fair values of the Common Warrants, and the assumptions used for the Black-Scholes option pricing model were as follows:

As of December 31, 2022
Estimated fair value of Common Warrants:	$0.04
Assumptions:
Expected term to liquidation (in years)	4.6
Expected volatility	85.0%
Risk-free interest rate	4.0%
As of December 31, 2022, the Company had no other financial instruments measured at fair value.
The
non-current
portion of the Company’s financing lease obligations are also considered a financial instrument, which the Company measures at fair value for disclosure purposes. It is a Level 2 liability and as of December 31, 2021, it had a fair value of $14.5 million. There is no non-current
portion of the financing lease obligation at December 31, 2022.
Concentrations of Credit Risk
The Company invests its cash, cash equivalents, and restricted cash in highly liquid securities and investment funds. The Company diversifies the risk associated with investing in securities by allocating its investments to a diverse portfolio of short-dated, high investment-grade securities, which it classifies as short-term investments that are recorded at fair value in its consolidated financial statements. The Company maintains the credit risk in this portfolio in accordance with its internal policies and if necessary, makes changes to investments to minimize credit risk. The Company has not experienced any counterparty credit losses. As of December 31, 2022, the Company did not hold any short-term investments.